RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
ECOLAB PUERTO RICO SAVINGS PLAN
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

5. Related Party and Party-In-Interest Transactions

The trustee is authorized under contract provisions, or by ERISA regulations providing an administrative or statutory exemption, to invest in funds under its control and in securities of Ecolab.

Participant contributions and employer matching contributions are invested in one or more of the investment fund options offered under the Plan, including Ecolab Inc. common stock.

During 2025 and 2024, the Plan invested in Ecolab Inc. common stock. The Plan held 17,446 and 23,355 shares at December 31, 2025 and 2024, respectively. During the year ended December 31, 2025, purchases and sales of shares by the Plan totaled approximately $322,000 and $1,895,000, respectively.